Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 4,011	$ (2,106)	$ (5,854)	$ (4,372)	$ (5,959)
Unrealized (loss) gain on marketable securities, net of taxes	(29)	6	9	(11)
Other comprehensive (loss) income			9	(11)
Total comprehensive income (loss)	$ 3,982	$ (2,100)	$ (5,845)	$ (4,383)	$ (5,959)